Income Tax - Schedule of Reconciliation Accounting Profit Multiplied by Applicable Tax Rate (Details)		12 Months Ended
		Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Tax reconciliation
Profit before tax		RM 9,660,308	$ 2,380,265	RM 9,538,393	RM 6,023,090
Tax calculated at tax rate of 24%		2,318,473	571,264	2,289,214	1,445,542
Effects of:
- Lower domestic tax rate applicable to respective profits	[1]	(46,260)	(11,398)	(38,371)	(45,000)
- Different tax rates in jurisdiction	[2]	63,713	15,698	204,530	2,618
- Non-allowable expenditure		625,162	154,037	58,838	112,446
- Income not subject to tax		(105,925)	(26,099)	(61,405)	(13,877)
- Utilization of capital allowance		(489,068)	(120,505)	(79,923)	(134,940)
Tax expenses		RM 2,366,095	$ 582,997	RM 2,372,883	RM 1,366,789

[1]	The Company’s subsidiaries formed in Malaysia and is subject to the corporate tax on taxable income derived from its activities conducted in Malaysia. Malaysia companies with a paid-up capital of not more than RM 2.5 million and a gross business income of not more than RM 50 million are taxed at different rates based on their taxable profit. The first RM 150,000 is taxed at 15%, the next RM 450,000 (up to RM 600,000) at 17%, and any amount exceeding RM 600,000 is taxed at 24%. Companies that do not fall into this category are taxed at a standard rate of 24%.
[2]	The Company’s is formed in British Virgin Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax is imposed.